Note 8 - Land, Property and Equipment - Land, Property and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Statement Line Items [Line Items]
Balance	$ 1,826
Balance	3,233	$ 1,826
Balance	(3,233)	(1,826)
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	3,530	3,266
Additions	2,174	251	[1]
Change in reclamation estimate	6	(88)
Disposition	(800)	(44)
Impact of foreign currency translation	46	145
Disposition	(800)	(44)
Balance	4,956	3,530
Disposition	800	44
Impact of foreign currency translation	(46)	(145)
Balance	(4,956)	(3,530)
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(1,704)
Disposition	205	44
Impact of foreign currency translation	(22)	(62)
Disposition	205	44
Balance	(1,723)	(1,704)
Balance		1,476
Depreciation	202	210
Disposition	(205)	(44)
Impact of foreign currency translation	22	62
Balance	1,723	1,704
Land [member]
Statement Line Items [Line Items]
Balance	1,060
Balance	1,072	1,060
Balance	(1,072)	(1,060)
Land [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	1,060	1,010
Additions	0	0	[1]
Change in reclamation estimate	0	0
Disposition	0	0
Impact of foreign currency translation	12	50
Disposition	0	0
Balance	1,072	1,060
Disposition	(0)	(0)
Impact of foreign currency translation	(12)	(50)
Balance	(1,072)	(1,060)
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(0)
Disposition	0	0
Impact of foreign currency translation	(0)	(0)
Disposition	0	0
Balance	(0)	(0)
Balance		0
Depreciation	0	0
Disposition	0	0
Impact of foreign currency translation	0	0
Balance	0	0
Buildings and camp structures [member]
Statement Line Items [Line Items]
Balance	489
Balance	1,596	489
Balance	(1,596)	(489)
Buildings and camp structures [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	1,163	1,193
Additions	1,174	0	[1]
Change in reclamation estimate	6	(88)
Disposition	0	0
Impact of foreign currency translation	13	58
Disposition	0	0
Balance	2,356	1,163
Disposition	(0)	(0)
Impact of foreign currency translation	(13)	(58)
Balance	(2,356)	(1,163)
Buildings and camp structures [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(674)
Disposition	0	0
Impact of foreign currency translation	(8)	(31)
Disposition	0	0
Balance	(760)	(674)
Balance		575
Depreciation	78	68
Disposition	0	0
Impact of foreign currency translation	8	31
Balance	760	674
Office equipment [member]
Statement Line Items [Line Items]
Balance	16
Balance	13	16
Balance	(13)	(16)
Office equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	186	141
Additions	16	35	[1]
Change in reclamation estimate	0	0
Disposition	0	0
Impact of foreign currency translation	10	10
Disposition	0	0
Balance	212	186
Disposition	(0)	(0)
Impact of foreign currency translation	(10)	(10)
Balance	(212)	(186)
Office equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(170)
Disposition	0	0
Impact of foreign currency translation	(4)	(8)
Disposition	0	0
Balance	(199)	(170)
Balance		118
Depreciation	25	44
Disposition	0	0
Impact of foreign currency translation	4	8
Balance	199	170
Right-of-use assets [member]
Statement Line Items [Line Items]
Balance	261
Balance	403	261
Balance	(403)	(261)
Right-of-use assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	516	348
Additions	830	216	[1]
Change in reclamation estimate	0	0
Disposition	(800)	(44)
Impact of foreign currency translation	2	(4)
Disposition	(800)	(44)
Balance	548	516
Disposition	800	44
Impact of foreign currency translation	(2)	4
Balance	(548)	(516)
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(255)
Disposition	205	44
Impact of foreign currency translation	(1)	8
Disposition	205	44
Balance	(145)	(255)
Balance		210
Depreciation	94	97
Disposition	(205)	(44)
Impact of foreign currency translation	1	(8)
Balance	145	255
Exploration equipment [Member]
Statement Line Items [Line Items]
Balance	0
Balance	70	0
Balance	(70)	0
Exploration equipment [Member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	240	227
Additions	72	0	[1]
Change in reclamation estimate	0	0
Disposition	0	0
Impact of foreign currency translation	4	13
Disposition	0	0
Balance	316	240
Disposition	(0)	(0)
Impact of foreign currency translation	(4)	(13)
Balance	(316)	(240)
Exploration equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(240)
Disposition	0	0
Impact of foreign currency translation	(4)	(13)
Disposition	0	0
Balance	(246)	(240)
Balance		226
Depreciation	2	1
Disposition	0	0
Impact of foreign currency translation	4	13
Balance	246	240
Vehicles [member]
Statement Line Items [Line Items]
Balance	0
Balance	79	0
Balance	(79)	0
Vehicles [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	365	347
Additions	82	0	[1]
Change in reclamation estimate	0	0
Disposition	0	0
Impact of foreign currency translation	5	18
Disposition	0	0
Balance	452	365
Disposition	(0)	(0)
Impact of foreign currency translation	(5)	(18)
Balance	(452)	(365)
Vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(365)
Disposition	0	0
Impact of foreign currency translation	(5)	(18)
Disposition	0	0
Balance	(373)	(365)
Balance		347
Depreciation	3	0
Disposition	0	0
Impact of foreign currency translation	5	18
Balance	$ 373	$ 365

[1]	Additions under right-of-use assets includes $58,591 pertaining to a lease modification for office space.